Note Premises and equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Premises And Equipmen Additional Information [Abstract]
Depreciation, Depletion and Amortization	$ 52.5	$ 47.1	$ 45.7
Occupancy Expense	24.3	22.4	21.4
Equipment Communications And Other Operating Expenses	28.2	24.7	24.3
Rental Income	$ 28.2	$ 26.6	$ 27.8